Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,747,590,000
Previously Paid Amount	0
Total Fee Amount	267,556.03
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 267,556.03
Final Prospectus	true